Loans and Allowance for Credit Losses (Outstanding Recorded Investment Balances of Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		¥ 764,243	¥ 927,751
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	482,566	592,578
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	320,702	409,500
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	7,362	8,881
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	33,289	38,953
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	23,987	32,864
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	70,119	82,968
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	6	11
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	12,837	6,133
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	9,712	6,486
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	4,552	6,782
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	54,182	96,168
Residential [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	40,734	50,213
Card [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	67,352	72,311
MUAH [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	65,373	69,830
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	54,036	46,651
Nonaccrual [Member] | Card [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		38,811	39,747
Nonaccrual [Member] | MUAH [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		26,040	45,122
Nonaccrual [Member] | Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		¥ 24,855	¥ 18,998

[1]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[2]	TDRs for the Card, MUFG Americas Holdings and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2017 and 2018 are nonaccrual TDRs as follows: ¥39,747 million and ¥38,811 million-Card; ¥45,122 million and ¥26,040 million-MUFG Americas Holdings; and ¥18,998 million and ¥24,855 million-Krungsri, respectively.